Victory CEMP Global High Dividend Defensive Fund (formerly Victory CEMP Multi-Asset Growth Fund)
Victory CEMP Global High Dividend Defensive Fund (formerly Victory CEMP Multi-Asset Growth Fund)
Investment Objective
The Victory CEMP Global High Dividend Defensive Fund's (the "Fund") objective is to achieve long-term capital appreciation and dividend income.
Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional, in Investing with Victory on page 14 and in Appendix A - Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries of the Fund's Prospectus. You may also find information about these discounts in Additional Purchase, Exchange and Redemption Information on page 35 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Victory CEMP Global High Dividend Defensive Fund (formerly Victory CEMP Multi-Asset Growth Fund)	Class A		Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	none	[1]	1.00%	[2]
[1]	A contingent deferred sales charge of 0.75% may be imposed on Class A shares purchased as part of an investment of $1,000,000 or more that were not subject to an initial sales charge and that are redeemed within 12 months of purchase. See Choosing a Share Class in the Prospectus.
[2]	Applies to shares sold within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Victory CEMP Global High Dividend Defensive Fund (formerly Victory CEMP Multi-Asset Growth Fund)		Class A	Class C
Management Fees		none	none
Distribution and/or Service (12b-1) Fees		0.25%	1.00%
Other Expenses		1.31%	1.29%
Acquired Fund Fees and Expenses		0.41%	0.41%
Total Annual Fund Operating Expenses	[1]	1.97%	2.70%
Fee Waivers and Expense Reimbursement	[1]	(1.06%)	(1.04%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	[1]	0.91%	1.66%
[1]	Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses and certain other items such as interest, taxes and brokerage commissions) do not exceed 0.50% and 1.25% of the Fund's Class A and Class C shares, respectively, through at least October 31, 2018. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund's predecessor adviser for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) recoupment. This agreement may only be terminated by the Fund's Board of Trustees.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The amounts shown reflect the fee waiver/expense reimbursement in place through the expiration date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Victory CEMP Global High Dividend Defensive Fund (formerly Victory CEMP Multi-Asset Growth Fund) - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	663	1,061	1,484	2,658
Class C	269	740	1,337	2,955

The following example makes the same assumptions as the example above, except that it assumes you do not sell your Class C shares at the end of the period.
Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Victory CEMP Global High Dividend Defensive Fund (formerly Victory CEMP Multi-Asset Growth Fund) | Class C | USD ($)	169	740	1,337	2,955

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover will generally indicate higher transaction costs, resulting in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategy

The Fund seeks to achieve its investment objective by investing primarily in a mix of underlying mutual funds and exchange-traded funds (“ETFs”) (the “Underlying Funds”). The Underlying Funds in which the Fund invests include affiliated Underlying Funds (“Victory Funds”) advised by the Fund’s investment adviser, Victory Capital Management Inc. (the “Adviser”).

The Fund will strategically allocate its assets among Underlying Funds that invest for dividend income, capital appreciation, or both. The Underlying Funds invest in a broad range of U.S., international and emerging markets stocks. Through its investment in Underlying Funds, the Fund may invest in preferred stock, futures contracts and foreign currencies.

The Underlying Funds in which the Fund invests primarily include Victory Funds that are designed to track unmanaged, volatility weighted indexes created by the Adviser (the “CEMP Indexes”). The CEMP Indexes attempt to enhance returns by allocating assets based on the volatility of the securities included in the Index. That is, the CEMP Indexes are generally designed to increase their weighting, or composition, in securities of companies that are less volatile, and decrease their weighting, or composition, in securities of companies that are more volatile.

Through its selection of Underlying Funds, the Fund seeks exposure in particular to the High-Dividend CEMP Indexes, which are dividend-focused CEMP Indexes comprised of the highest dividend yielding stocks in different asset classes.

The Fund also invests a portion of its assets in Victory Funds that track the Long/Cash CEMP Indexes, which are CEMP Indexes that reduce their exposure to the equity market according to a prescribed methodology by allocating as much as 75% of the Index to cash during periods of significant market decline. The Long/Cash CEMP Indexes will reallocate to securities when market prices have rebounded or have further declined. The term “Defensive” in the Fund’s name refers to investments in the Victory Funds that track the Long/Cash CEMP Indexes.

Under normal circumstances, the Fund invests at least 40% of its assets in companies organized in multiple countries outside of the U.S., either directly or indirectly through the Underlying Funds. The Fund considers a company to be outside of the U.S. if it is organized or domiciled in a foreign country and its stock principally trades on a foreign exchange. For Victory Funds that invest primarily in foreign markets by tracking a Long/Cash CEMP Index, such Funds will liquidate a portion of their investments in equity securities during periods of significant market decline and hold as much as 75% of their portfolios in cash or cash equivalents.

In the event that a Victory Funds tracking a Long/Cash CEMP Index liquidates or reinvests according to the Index’s prescribed long/cash methodology, the Victory Fund will generally experience higher portfolio turnover and incur additional transaction costs.

When selecting Underlying Funds for investment, the Adviser does not take into consideration the market capitalization of the equity securities in which the Underlying Funds invest and, therefore, the Fund’s investment may include small-, mid- and large-capitalization securities.

The Adviser may sell an Underlying Fund if it no longer provides the Fund with the intended exposure to the asset class or if it deviates meaningfully from its underlying index, if applicable.

Principal Risks

The Fund's investments are subject to the following principal risks, either directly or indirectly through investment in the Underlying Funds:

  Conflict of Interest Risk. The Fund invests in Victory Funds, unaffiliated Underlying Funds, or a combination of both, which may create conflicts of interest.
  Currency Risk. An underlying Fund's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. Dollar.
  Defensive Positioning Risk. There is no guarantee that a Long/Cash CEMP Index's prescribed liquidation and reinvestment strategy, if employed, will be successful in minimizing downside market risk.
  Dividend Strategy Risk. The Fund's high dividend strategy may not be successful. Dividend paying stocks may fall out of favor relative to the overall market.
  Emerging Market Risk. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights, and typically involve more risk.
  Equity Risk. The value of the equity securities in which the underlying Funds invest may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected. Price changes may be temporary or last for extended periods.
  ETF Structure Risks. The Fund's investments include ETFs, which subject the Fund to special risks, including trading and liquidity issues; market price variance risk; and concentration risks with respect to those entities that are authorized to create and redeem an ETF’s shares.
  Foreign Risk. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.
  Futures Contracts Risk. An Underlying Fund's use of futures contracts exposes the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities.
  Investment Company Risk. The Fund's ability to achieve its investment objective may be directly related to the ability of any Underlying Fund (including ETFs) held by the Fund to meet its investment objectives. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the Underlying Fund.
  Large Capitalization Stock Risk. The securities of large cap companies may underperform the securities of smaller cap companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.
  Liquidity Risk. Liquidity risk exists when particular investments of an underlying fund would be difficult to purchase or sell, possibly preventing the underlying fund from selling such illiquid securities at an advantageous time or price, or possibly requiring it to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.
  Management Risk. The Adviser may not execute the Fund's principal investment strategy effectively.
  Passive Investment/Index Risk. A Victory Fund designed to track a CEMP Index is not actively managed and does not, therefore, seek returns in excess of the CEMP Index. The Adviser will not buy or sell shares of an equity security due to current or projected performance of a security, industry or sector, unless that security is added to or removed, respectively, from the CEMP Index. A Victory Fund may not be able to effectively track the performance of its CEMP Index.
  Portfolio Turnover Risk. To the extent that a Victory Fund which tracks a Long/Cash CEMP Index buys or sells securities according to its respective Index's prescribed liquidation or reinvestment in stocks, it will generally experience higher portfolio turnover. These additional purchases and sales of portfolio securities will generally result in higher transaction costs and Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.
  Preferred Stock Risk. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.
  Smaller Capitalization Stock Risk. The earnings and prospects of small and mid-sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Smaller-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.
  Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels and political events affect the securities markets.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective.

An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Investment Performance

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A and C shares of the Fund, including applicable maximum sales charges, compare to a broad measure of market performance. Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com.

The performance figures reflect the historical performance of a series of Mutual Fund Series Trust, a separate registered investment company (the "Predecessor Fund"), which was reorganized into the Fund on March 29, 2013. The Fund's performance has not been restated to reflect any differences in the expenses of the Predecessor Fund. The Predecessor Fund commenced operations on January 2, 2009. Effective July 12, 2016 the Fund modified its investment objective and principal investment strategy. Historical performance of the Fund may have been different if its current investment objective and strategy had been in place prior to that date.

Calendar Year Returns for Class A Shares (Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)

The year-to-date total return of the Fund's Class A shares as of September 30, 2017 was 12.13%.

Highest Quarter	18.04% (quarter ended June 30, 2009)
Lowest Quarter	-10.21% (quarter ended March 31, 2009)

Average Annual Total Returns (For the Periods Ended December 31, 2016)
Average Annual Returns - Victory CEMP Global High Dividend Defensive Fund (formerly Victory CEMP Multi-Asset Growth Fund)	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	6.27%	4.84%	6.27%	Jan. 02, 2009
Class C	10.98%	5.30%	6.24%	Jan. 02, 2009
After Taxes on Distributions | Class A	5.58%	1.56%	3.89%
After Taxes on Distributions and Sale of Fund Shares | Class A	3.95%	2.74%	4.22%
MSCI ACWI Index reflects no deduction for fees, expenses or taxes except foreign withholding taxes	7.86%	9.36%	10.34%	Jan. 02, 2009

After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.